Stockholders' Equity - Schedule of Stock by Class (Details)	Dec. 31, 2025 SFr / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 SFr / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 SFr / shares
Stockholders' equity
Share capital (in USD) | $		$ 455,719		$ 375,492
Total number of fully paid-in shares held as treasury shares		56,508		56,508
Total treasury share capital (in USD) | $		$ 502,000		$ 502,000
Class A Shares
Stockholders' equity
Par value per share (in CHF) | SFr / shares	SFr 0.01		SFr 0.01		SFr 0.25
Share capital (in USD) | $		$ 16,007		$ 16,007
Conditional Share Capital - Total number of conditional shares(1)		400,000		400,000
Total number of fully paid-in shares		1,600,880		1,600,880
Total number of authorized shares		2,000,880		2,000,880
Total number of fully paid-in issued shares(1)		1,600,880		1,600,880
Total number of fully paid-in outstanding shares(1)		1,600,880		1,600,880
Class B Shares
Stockholders' equity
Par value per share (in CHF) | SFr / shares	SFr 0.1		SFr 0.1		SFr 2.5
Share capital (in USD) | $		$ 439,712		$ 359,485
Conditional Share Capital - Total number of conditional shares(1)		2,080,317		1,210,590
Total number of fully paid-in shares		4,080,546		3,365,560
Total number of authorized shares		8,281,180		6,194,267
Total number of fully paid-in issued shares(1)		4,080,546		3,365,560
Total number of fully paid-in outstanding shares(1)		4,024,038		3,309,052
Total number of fully paid-in shares held as treasury shares		56,508		56,508
Total treasury share capital (in USD) | $		$ 501,644		$ 501,644